Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficiency) (Unaudited) - CAD ($)	Capital stock	Reserve – warrants	Reserve – stock options	Other component of equity	Deficit	Equity (deficiency) attributable to owners of the capital stock of the parent	Non- controlling interests	Total
Balance at Sep. 30, 2022	$ 433,689,768	$ 670,703	$ 28,708,766	$ 2,431,688	$ (432,341,598)	$ 33,159,327	$ (5,901,084)	$ 27,258,243
Shares issuance	18,556,436					18,556,436		18,556,436
Stock-based compensation			3,078,006	437,500		3,515,506		3,515,506
Vesting of Vayavision’s shares			(127,380)			(127,380)	127,380
Net loss and comprehensive loss					(47,992,097)	(47,992,097)	(3,432,312)	(51,424,409)
Balance at Sep. 30, 2023	452,246,204	670,703	31,659,392	2,869,188	(480,333,695)	7,111,792	(9,206,016)	(2,094,224)
Share issued upon exercise of PIPE warrants	2,059,081					2,059,081		2,059,081
Dividend in share	22,960,000				(22,960,000)
Business combination	65,372,812		117,246			65,490,058		65,490,058
Stock-based compensation				506,774		506,774		506,774
Financing fees – credit facilities modification		1,643,714				1,643,714		1,643,714
Net loss and comprehensive loss					(60,141,447)	(60,141,447)	(302,312)	(60,443,759)
Exercise of call option	57,724			(2,431,688)	(7,134,364)	(9,508,328)	9,508,328
Balance at Dec. 31, 2023	542,695,821	2,314,417	31,776,638	944,274	(570,569,506)	7,161,644		7,161,644
Balance at Sep. 30, 2023	452,246,204	670,703	31,659,392	2,869,188	(480,333,695)	7,111,792	(9,206,016)	(2,094,224)
Shares issuance	523,211			(2,087)		521,124		521,124
Share issued upon exercise of PIPE warrants	2,059,081					2,059,081		2,059,081
Shares issued upon exercise of PIPE convertible options	458,696			957,950		1,416,646		1,416,646
Dividend in share	22,960,000				(22,960,000)
Business combination	65,372,812		117,246			65,490,058		65,490,058
Stock-based compensation		2,011,408	6,008,105	506,774		8,526,287		8,526,287
Financing fees – credit facilities modification		1,643,714				1,643,714		1,643,714
Warrants exercised	1,646,214	(1,643,714)				2,500		2,500
Options exercised	825,447		(377,780)	(944,274)	492,426	(4,181)		(4,181)
Closing of previous equity incentive plan			(31,659,392)		31,659,392
Net loss and comprehensive loss					(165,893,387)	(165,893,387)	(302,312)	(166,195,699)
Exercise of call option	57,724			(2,431,688)	(7,134,364)	(9,508,328)	9,508,328
Balance at Sep. 30, 2024	546,149,389	2,682,111	5,747,571	955,863	(644,169,628)	(88,634,694)		(88,634,694)
Shares issuance	297,188		(1,339,100)		868,726	(173,186)		(173,186)
Standby Equity Purchase Agreement (SEPA)	15,027,888					15,027,888		15,027,888
Stock-based compensation			1,678,690			1,678,690		1,678,690
Warrants exercised	34	4			442	480		480
Net loss and comprehensive loss					(26,468,384)	(26,468,384)		(26,468,384)
Exercise of call option				2,431,688	7,134,364		9,508,328
Balance at Dec. 31, 2024	$ 561,474,499	$ 2,682,115	$ 6,087,161	$ 955,863	$ (669,768,844)	$ (98,569,206)		$ (98,569,206)